Portfolio of Investments July 31, 2026
Dividend Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
3439892922 COMMON STOCKS - 99.1% 3439892922
BANKS - 7.9%
1,164,542 Bank of America Corp $ 72,143,377
689,218 Citigroup, Inc 91,286,924
979,416 Fifth Third Bancorp 55,337,004
652,488 Wells Fargo & Co 56,407,588
TOTAL BANKS 275,174,893
CAPITAL GOODS - 12.3%
630,977 Carrier Global Corp 39,000,688
196,180 Dover Corp 40,142,352
79,117 Eaton Corp plc 32,849,378
269,178 Emerson Electric Co 40,328,248
130,623 (a) Honeywell Aerospace, Inc 27,004,999
133,034 Honeywell International, Inc 32,333,914
209,618 Johnson Controls International plc 30,742,576
122,334 nVent Electric plc 18,818,639
65,792 Parker-Hannifin Corp 64,247,862
130,864 Regal Rexnord Corp 26,857,219
219,382 Timken Co 30,175,994
153,515 Westinghouse Air Brake Technologies Corp 44,651,373
TOTAL CAPITAL GOODS 427,153,242
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 10.5%
1,011,870 (a) Amazon.com, Inc 274,803,654
157,423 Ross Stores, Inc 39,524,193
224,073 Williams-Sonoma, Inc 51,236,532
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 365,564,379
CONSUMER DURABLES & APPAREL - 1.5%
405,505 PulteGroup, Inc 51,284,217
TOTAL CONSUMER DURABLES & APPAREL 51,284,217
CONSUMER SERVICES - 2.8%
304,117 Booking Holdings, Inc 58,664,169
392,238 Wynn Resorts Ltd 38,953,156
TOTAL CONSUMER SERVICES 97,617,325
ENERGY - 5.1%
854,295 ConocoPhillips 102,925,462
2,006,008 Permian Resources Holdings, Inc, Class A 42,748,030
102,014 Valero Energy Corp 31,920,181
TOTAL ENERGY 177,593,673
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.5%
160,252 EastGroup Properties, Inc 33,494,271
446,897 ProLogis, Inc 64,625,775
605,408 Ventas, Inc 56,611,702
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 154,731,748
FINANCIAL SERVICES - 6.0%
67,024 BlackRock, Inc 73,082,299
273,888 Capital One Financial Corp 57,245,331
264,714 Intercontinental Exchange, Inc 40,363,591
66,806 Mastercard, Inc, Class A 38,286,519
TOTAL FINANCIAL SERVICES 208,977,740
FOOD, BEVERAGE & TOBACCO - 4.1%
2,212,416 Hormel Foods Corp 55,332,524
456,652 Philip Morris International, Inc 87,138,335
TOTAL FOOD, BEVERAGE & TOBACCO 142,470,859
HEALTH CARE EQUIPMENT & SERVICES - 5.7%
454,299 CVS Health Corp 47,442,445
158,510 Elevance Health, Inc 59,574,398
221,233 UnitedHealth Group, Inc 91,678,955
TOTAL HEALTH CARE EQUIPMENT & SERVICES 198,695,798

Portfolio of Investments July 31, 2026
(continued)
Dividend Value

SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
676,381 Kimberly-Clark Corp $ 73,935,207
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 73,935,207
INSURANCE - 1.0%
655,601 Fidelity National Financial, Inc 33,822,456
TOTAL INSURANCE 33,822,456
MATERIALS - 3.1%
126,589 Linde plc 60,557,646
1,018,323 Smurfit Westrock plc 46,812,308
TOTAL MATERIALS 107,369,954
MEDIA & ENTERTAINMENT - 1.7%
594,296 Walt Disney Co 57,165,332
TOTAL MEDIA & ENTERTAINMENT 57,165,332
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
132,324 AbbVie, Inc 33,205,385
289,628 Danaher Corp 56,471,667
286,850 Johnson & Johnson 73,533,997
355,194 Novo Nordisk A.S., Sponsored ADR 16,722,534
80,015 Regeneron Pharmaceuticals, Inc 61,021,839
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 240,955,422
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
30,393 Applied Materials, Inc 15,429,614
41,198 Broadcom, Inc 16,037,558
667,944 (a) Intel Corp 60,248,549
66,395 Lam Research Corp 19,455,063
81,788 Texas Instruments, Inc 22,552,223
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 133,723,007
SOFTWARE & SERVICES - 6.5%
485,536 Microsoft Corp 225,638,290
TOTAL SOFTWARE & SERVICES 225,638,290
TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
407,018 Apple, Inc 125,731,930
739,112 Cisco Systems, Inc 85,729,601
27,512 Western Digital Corp 14,989,638
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 226,451,169
TELECOMMUNICATION SERVICES - 0.6%
119,412 T-Mobile US, Inc 20,623,646
TOTAL TELECOMMUNICATION SERVICES 20,623,646
TRANSPORTATION - 0.9%
110,434 Union Pacific Corp 32,261,084
TOTAL TRANSPORTATION 32,261,084
UTILITIES - 5.4%
477,650 Alliant Energy Corp 33,808,067
528,428 Duke Energy Corp 66,280,724
616,107 NextEra Energy, Inc 53,552,021
370,665 Southern Co 35,042,669
TOTAL UTILITIES 188,683,481
TOTAL COMMON STOCKS
(Cost $2,730,592,462) 3,439,892,922
TOTAL LONG-TERM INVESTMENTS
(Cost $2,730,592,462) 3,439,892,922

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9%
29079707 REPURCHASE AGREEMENTS - 0.9% 29079707
$ 27,525,000 (b) Fixed Income Clearing Corporation 3 .570% 08/03/26 $ 27,525,000
1,554,707 (c) Fixed Income Clearing Corporation 1 .060 08/03/26 1,554,707
TOTAL REPURCHASE AGREEMENTS
(Cost $29,079,707) 29,079,707
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,079,707) 29,079,707
TOTAL INVESTMENTS - 100.0%
(Cost $2,759,672,169) 3,468,972,629
OTHER ASSETS & LIABILITIES, NET -  0.0% 854,344
NET ASSETS - 100% $ 3,469,826,973
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.570% dated 7/31/26 to be repurchased at $27,533,189 on 8/3/26, collateralized by Government Agency Securities, with coupon rate 5.000% and maturity date 5/15/56, valued at $28,075,695.
(c) Agreement with Fixed Income Clearing Corporation, 1.060% dated 7/31/26 to be repurchased at $1,554,844 on 8/3/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 2/28/30, valued at $1,585,965.
Dividend Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 3,439,892,922 $ – $ – $ 3,439,892,922
Short-Term Investments:
Repurchase Agreements – 29,079,707 – 29,079,707
$ 3,439,892,922 $ 29,079,707 $ – $ 3,468,972,629

Portfolio of Investments July 31, 2026
Large Cap Select
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
49577822 COMMON STOCKS - 98.9% 49577822
BANKS - 3.6%
8,621 Citigroup, Inc $ 1,141,851
11,897 Fifth Third Bancorp 672,181
TOTAL BANKS 1,814,032
CAPITAL GOODS - 11.3%
7,158 Carrier Global Corp 442,436
2,953 Dover Corp 604,243
1,154 Eaton Corp plc 479,141
2,989 Emerson Electric Co 447,812
1,512 (a) Honeywell Aerospace, Inc 312,591
1,512 Honeywell International, Inc 367,492
3,289 Johnson Controls International plc 482,365
2,240 nVent Electric plc 344,579
770 Parker-Hannifin Corp 751,928
1,706 Regal Rexnord Corp 350,122
3,201 Timken Co 440,297
2,296 Westinghouse Air Brake Technologies Corp 667,815
TOTAL CAPITAL GOODS 5,690,821
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.4%
10,458 (a) Amazon.com, Inc 2,840,184
2,309 Ross Stores, Inc 579,720
3,395 Williams-Sonoma, Inc 776,301
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,196,205
CONSUMER DURABLES & APPAREL - 1.4%
5,707 PulteGroup, Inc 721,764
TOTAL CONSUMER DURABLES & APPAREL 721,764
CONSUMER SERVICES - 3.1%
4,949 Booking Holdings, Inc 954,662
5,874 Wynn Resorts Ltd 583,347
TOTAL CONSUMER SERVICES 1,538,009
ENERGY - 2.1%
8,948 ConocoPhillips 1,078,055
TOTAL ENERGY 1,078,055
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
4,422 ProLogis, Inc 639,465
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 639,465
FINANCIAL SERVICES - 6.3%
782 BlackRock, Inc 852,685
3,939 Capital One Financial Corp 823,291
3,392 Intercontinental Exchange, Inc 517,212
1,661 Mastercard, Inc, Class A 951,919
TOTAL FINANCIAL SERVICES 3,145,107
FOOD, BEVERAGE & TOBACCO - 3.4%
33,009 Hormel Foods Corp 825,555
4,502 Philip Morris International, Inc 859,072
TOTAL FOOD, BEVERAGE & TOBACCO 1,684,627
HEALTH CARE EQUIPMENT & SERVICES - 5.1%
5,894 CVS Health Corp 615,511
2,210 Elevance Health, Inc 830,606
2,681 UnitedHealth Group, Inc 1,111,006
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,557,123
HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
10,140 Kimberly-Clark Corp 1,108,403
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,108,403
INSURANCE - 1.0%
9,540 Fidelity National Financial, Inc 492,169
TOTAL INSURANCE 492,169

SHARES DESCRIPTION VALUE
MATERIALS - 2.2%
1,217 Linde plc $ 582,189
11,553 Smurfit Westrock plc 531,091
TOTAL MATERIALS 1,113,280
MEDIA & ENTERTAINMENT - 8.6%
8,744 Alphabet, Inc, Class C 3,118,548
849 Meta Platforms, Inc 472,647
7,522 Walt Disney Co 723,541
TOTAL MEDIA & ENTERTAINMENT 4,314,736
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.5%
3,330 Johnson & Johnson 853,646
1,172 Regeneron Pharmaceuticals, Inc 893,802
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,747,448
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.6%
5,559 Broadcom, Inc 2,164,008
9,340 (a) Intel Corp 842,468
2,887 Lam Research Corp 845,949
1,981 Marvell Technology, Inc 371,556
464 Micron Technology, Inc 381,886
17,503 NVIDIA Corp 3,513,727
961 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 388,484
2,987 Texas Instruments, Inc 823,635
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,331,713
SOFTWARE & SERVICES - 6.1%
6,566 Microsoft Corp 3,051,351
TOTAL SOFTWARE & SERVICES 3,051,351
TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
6,847 Apple, Inc 2,115,107
7,237 Cisco Systems, Inc 839,420
815 Western Digital Corp 444,044
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,398,571
TRANSPORTATION - 0.8%
1,401 Union Pacific Corp 409,274
TOTAL TRANSPORTATION 409,274
UTILITIES - 3.1%
6,784 Duke Energy Corp 850,917
7,993 NextEra Energy, Inc 694,752
TOTAL UTILITIES 1,545,669
TOTAL COMMON STOCKS
(Cost $30,968,837) 49,577,822
TOTAL LONG-TERM INVESTMENTS
(Cost $30,968,837) 49,577,822
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.2%
575,000 REPURCHASE AGREEMENTS - 1.2% 575,000
$ 575,000 (b) Fixed Income Clearing Corporation 3 .570% 08/03/26 575,000
TOTAL REPURCHASE AGREEMENTS
(Cost $575,000) 575,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $575,000) 575,000
TOTAL INVESTMENTS - 100.1%
(Cost $31,543,837) 50,152,822
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (30,989)
NET ASSETS - 100% $ 50,121,833
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.570% dated 7/31/26 to be repurchased at $575,171 on 8/3/26, collateralized by Government Agency Securities, with coupon rate 5.000% and maturity date 5/15/56, valued at $586,605.

Portfolio of Investments July 31, 2026
(continued)
Large Cap Select

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
Large Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 49,577,822 $ – $ – $ 49,577,822
Short-Term Investments:
Repurchase Agreements – 575,000 – 575,000
$ 49,577,822 $ 575,000 $ – $ 50,152,822

Portfolio of Investments July 31, 2026
Mid Cap Value Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.8%
365769467 COMMON STOCKS - 97.8% 365769467
BANKS - 6.4%
58,230 East West Bancorp, Inc $ 7,628,130
149,884 Fifth Third Bancorp 8,468,446
32,167 M&T Bank Corp 7,922,410
TOTAL BANKS 24,018,986
CAPITAL GOODS - 16.4%
12,264 Carlisle Cos, Inc 4,414,059
98,519 Carrier Global Corp 6,089,459
35,597 Crane Co 7,598,536
36,659 Dover Corp 7,501,164
11,985 Hubbell, Inc 5,663,512
23,539 ITT, Inc 4,613,173
25,846 L3Harris Technologies, Inc 7,160,893
28,236 nVent Electric plc 4,343,544
41,262 Owens Corning 5,731,292
24,101 WESCO International, Inc 8,278,452
TOTAL CAPITAL GOODS 61,394,084
COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
71,014 (a) Parsons Corp 3,139,529
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,139,529
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
22,105 (a) AutoNation, Inc 4,695,102
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,695,102
CONSUMER DURABLES & APPAREL - 3.2%
36,594 DR Horton, Inc 5,235,138
13,526 Ralph Lauren Corp 5,144,479
41,207 Whirlpool Corp 1,545,262
TOTAL CONSUMER DURABLES & APPAREL 11,924,879
CONSUMER SERVICES - 2.7%
19,640 Darden Restaurants, Inc 3,998,311
77,545 Travel & Leisure Co 5,894,971
TOTAL CONSUMER SERVICES 9,893,282
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
39,137 (a) Performance Food Group Co 4,476,881
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 4,476,881
ENERGY - 7.3%
104,977 Baker Hughes Co 6,350,059
27,958 Diamondback Energy, Inc 5,674,076
407,830 Permian Resources Holdings, Inc, Class A 8,690,857
94,271 Williams Cos, Inc 6,744,148
TOTAL ENERGY 27,459,140
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.8%
43,628 Digital Realty Trust, Inc 8,224,751
59,527 Regency Centers Corp 4,779,423
132,886 STAG Industrial, Inc 5,084,218
73,350 Ventas, Inc 6,858,958
173,895 Weyerhaeuser Co 4,352,592
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 29,299,942
FINANCIAL SERVICES - 5.7%
113,887 Jefferies Financial Group, Inc 6,218,231
105,790 OneMain Holdings, Inc 6,620,338
48,093 Raymond James Financial, Inc 8,463,406
TOTAL FINANCIAL SERVICES 21,301,975
FOOD, BEVERAGE & TOBACCO - 1.8%
37,577 McCormick & Co, Inc 1,912,669
208,405 Primo Brands Corp 4,730,794
TOTAL FOOD, BEVERAGE & TOBACCO 6,643,463

Portfolio of Investments July 31, 2026
(continued)
Mid Cap Value Opportunities

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.2%
11,939 Humana, Inc $ 4,344,125
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,344,125
INSURANCE - 5.9%
22,964 Allstate Corp 6,064,333
81,693 (a) Arch Capital Group Ltd 8,212,597
90,169 Unum Group 7,764,453
TOTAL INSURANCE 22,041,383
MATERIALS - 4.8%
28,154 (a) DuPont de Nemours, Inc 3,857,098
14,399 Reliance, Inc 5,847,434
105,524 Smurfit Westrock plc 4,850,938
50,566 Westlake Corp 3,564,903
TOTAL MATERIALS 18,120,373
MEDIA & ENTERTAINMENT - 1.5%
23,240 (a) Take-Two Interactive Software, Inc 5,645,461
TOTAL MEDIA & ENTERTAINMENT 5,645,461
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
64,147 (a) BioMarin Pharmaceutical, Inc 3,850,103
158,029 (a) Elanco Animal Health, Inc 4,167,225
142,076 (a) Exelixis, Inc 7,534,290
36,010 (a) Jazz Pharmaceuticals plc 9,105,489
11,028 (a) United Therapeutics Corp 5,709,306
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 30,366,413
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
66,527 Microchip Technology, Inc 4,942,291
21,506 MKS, Inc 6,396,959
23,755 Qnity Electronics, Inc 3,116,181
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 14,455,431
SOFTWARE & SERVICES - 2.3%
172,511 Gen Digital, Inc 4,735,427
13,513 VeriSign, Inc 3,919,040
TOTAL SOFTWARE & SERVICES 8,654,467
TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
5,933 (a) Ciena Corp 2,237,038
131,641 Crane NXT Co 6,838,750
236,775 Hewlett Packard Enterprise Co 11,341,522
34,389 TD SYNNEX Corp 8,793,267
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 29,210,577
UTILITIES - 7.7%
92,333 Alliant Energy Corp 6,535,330
48,001 American Electric Power Co, Inc 6,136,928
59,884 CMS Energy Corp 4,311,049
90,674 Eversource Energy 6,491,352
107,831 FirstEnergy Corp 5,209,315
TOTAL UTILITIES 28,683,974
TOTAL COMMON STOCKS
(Cost $227,965,565) 365,769,467
TOTAL LONG-TERM INVESTMENTS
(Cost $227,965,565) 365,769,467

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.1%
7759105 REPURCHASE AGREEMENTS - 2.1% 7759105
$ 234,105 (b) Fixed Income Clearing Corporation 1 .060% 08/03/26 $ 234,105
7,525,000 (c) Fixed Income Clearing Corporation 3 .570 08/03/26 7,525,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,759,105) 7,759,105
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,759,105) 7,759,105
TOTAL INVESTMENTS - 99.9%
(Cost $235,724,670) 373,528,572
OTHER ASSETS & LIABILITIES, NET -  0.1% 552,234
NET ASSETS - 100% $ 374,080,806
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 1.060% dated 7/31/26 to be repurchased at $234,126 on 8/3/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 2/28/30, valued at $238,808.
(c) Agreement with Fixed Income Clearing Corporation, 3.570% dated 7/31/26 to be repurchased at $7,527,239 on 8/3/26, collateralized by Government Agency Securities, with coupon rate 5.000% and maturity date 5/15/56, valued at $7,675,506.
Mid Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 365,769,467 $ – $ – $ 365,769,467
Short-Term Investments:
Repurchase Agreements – 7,759,105 – 7,759,105
$ 365,769,467 $ 7,759,105 $ – $ 373,528,572

Portfolio of Investments July 31, 2026
Small Cap Growth Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.1%
255512972 COMMON STOCKS - 97.1% 255512972
BANKS - 2.4%
35,054 Ameris Bancorp $ 3,057,059
31,000 Preferred Bank 3,237,640
TOTAL BANKS 6,294,699
CAPITAL GOODS - 15.6%
45,980 (a) CECO Environmental Corp 3,029,622
13,237 EnPro, Inc 4,155,359
16,315 ESCO Technologies, Inc 5,143,956
20,967 (a) Everus Construction Group, Inc 2,629,891
29,131 Granite Construction, Inc 3,523,977
22,303 Herc Holdings, Inc 3,348,572
26,031 JBT Marel Corp 3,604,513
10,987 Moog, Inc, Class A 4,283,282
37,677 Primoris Services Corp 3,180,316
21,889 VSE Corp 4,255,003
78,667 Zurn Elkay Water Solutions Corp 3,973,470
TOTAL CAPITAL GOODS 41,127,961
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.7%
26,689 (a) Boot Barn Holdings, Inc 3,976,394
122,062 (a) Warby Parker, Inc, Class A 3,257,835
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,234,229
CONSUMER DURABLES & APPAREL - 2.4%
31,228 Kontoor Brands, Inc 2,615,033
81,941 Steven Madden Ltd 3,775,841
TOTAL CONSUMER DURABLES & APPAREL 6,390,874
CONSUMER SERVICES - 1.3%
52,793 Red Rock Resorts, Inc, Class A 3,401,981
TOTAL CONSUMER SERVICES 3,401,981
ENERGY - 6.0%
75,933 Archrock, Inc 2,715,364
83,954 Matador Resources Co 4,188,465
105,925 (a) National Energy Services Reunited Corp 2,855,738
265,717 (a) ProPetro Holding Corp 2,949,459
61,081 Solaris Energy Infrastructure, Inc 3,140,174
TOTAL ENERGY 15,849,200
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.6%
104,368 CareTrust REIT, Inc 4,377,194
12,135 EastGroup Properties, Inc 2,536,336
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6,913,530
FINANCIAL SERVICES - 6.5%
13,322 (a) Enova International, Inc 3,385,653
33,128 FirstCash Holdings, Inc 6,758,443
46,367 Piper Sandler Cos 3,514,619
46,057 (a) StoneX Group, Inc 3,526,584
TOTAL FINANCIAL SERVICES 17,185,299
FOOD, BEVERAGE & TOBACCO - 0.7%
117,939 (a) Once Upon a Farm PBC 1,789,135
TOTAL FOOD, BEVERAGE & TOBACCO 1,789,135
HEALTH CARE EQUIPMENT & SERVICES - 15.0%
54,871 (a) BrightSpring Health Services, Inc 3,276,347
27,046 Ensign Group, Inc 4,818,515
24,389 (a) Establishment Labs Holdings, Inc 2,256,958
19,674 (a) Glaukos Corp 3,280,049
49,097 (a) HealthEquity, Inc 4,939,649
22,794 (a) IRhythm Holdings, Inc 2,670,773
351,422 (a) LifeStance Health Group, Inc 3,682,903
147,725 (a) Privia Health Group, Inc 3,496,651
60,274 (a) RadNet, Inc 3,844,276

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
210,919 (a) SI-BONE, Inc $ 3,745,922
160,900 (a),(b) Waystar Holding Corp 3,396,599
TOTAL HEALTH CARE EQUIPMENT & SERVICES 39,408,642
INSURANCE - 2.4%
24,252 (a) Palomar Holdings, Inc 3,244,675
49,247 (a) Skyward Specialty Insurance Group, Inc 2,952,358
TOTAL INSURANCE 6,197,033
MATERIALS - 3.3%
185,892 (a) Almonty Industries, Inc 2,055,965
37,668 Commercial Metals Co 2,588,545
100,683 (a) Perimeter Solutions, Inc 3,081,907
208,300 (a),(b) United States Antimony Corp 1,056,081
TOTAL MATERIALS 8,782,498
MEDIA & ENTERTAINMENT - 1.7%
227,121 (a) Magnite, Inc 4,383,435
591,081 (a),(c) Videopropulsion, Inc 5,911
TOTAL MEDIA & ENTERTAINMENT 4,389,346
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 14.0%
46,502 (a) Alkermes plc 2,278,133
50,445 (a) ANI Pharmaceuticals, Inc 3,997,262
27,000 (a) Arrowhead Pharmaceuticals, Inc 2,285,550
17,766 (a) Axsome Therapeutics, Inc 3,872,810
77,539 (a) Cogent Biosciences, Inc 3,018,593
14,755 (a) Cytokinetics, Inc 1,138,053
52,699 (a) Definium Therapeutics, Inc 2,293,461
41,466 (a) Edgewise Therapeutics, Inc 1,593,538
6,650 (a) Krystal Biotech, Inc 2,268,448
16,831 (a) Mirum Pharmaceuticals, Inc 1,783,245
18,500 (a) Oruka Therapeutics, Inc 1,785,435
8,836 (a) Praxis Precision Medicines, Inc 2,719,986
21,422 (a) Protagonist Therapeutics, Inc 2,927,102
19,992 (a) Spyre Therapeutics, Inc 1,965,813
102,079 (a) Trevi Therapeutics, Inc 1,862,942
10,332 (a) Twist Bioscience Corp 945,895
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 36,736,266
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.8%
55,909 (a) Allegro MicroSystems, Inc 2,320,223
41,506 (a) Ichor Holdings Ltd 3,124,157
40,823 (a) Impinj, Inc 6,178,969
23,447 (a) MaxLinear, Inc 1,566,729
49,577 (a) SolarEdge Technologies, Inc 2,042,572
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 15,232,650
SOFTWARE & SERVICES - 9.3%
40,580 (a) Agilysys, Inc 4,267,393
213,446 (a) Cleanspark, Inc 2,937,017
92,646 (a),(b) D-Wave Quantum, Inc 1,675,040
137,150 (a) HeartFlow, Inc 3,460,294
53,706 (a) JFrog Ltd 4,285,202
64,569 (a) Q2 Holdings, Inc 3,930,315
96,522 (a) Varonis Systems, Inc 3,856,054
TOTAL SOFTWARE & SERVICES 24,411,315
TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
165,388 (a) Mirion Technologies, Inc 2,477,512
52,429 (a) nLight, Inc 3,607,115
25,876 (a) Novanta, Inc 3,688,624
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,773,251

Portfolio of Investments July 31, 2026
(continued)
Small Cap Growth Opportunities

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
SHARES DESCRIPTION VALUE
TRANSPORTATION - 1.7%
54,286 (a) Alaska Air Group, Inc $ 2,575,871
51,216 Covenant Logistics Group, Inc 1,819,192
TOTAL TRANSPORTATION 4,395,063
TOTAL COMMON STOCKS
(Cost $224,749,382) 255,512,972
TOTAL LONG-TERM INVESTMENTS
(Cost $224,749,382) 255,512,972
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.2%
5,861,036 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
3.680%(e) 5,861,036
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $5,861,036) 5,861,036
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.3%
8698583 REPURCHASE AGREEMENTS - 3.3% 8698583
$ 8,425,000 (f) Fixed Income Clearing Corporation 3 .570 08/03/26 8,425,000
273,583 (g) Fixed Income Clearing Corporation 1 .060 08/03/26 273,583
TOTAL REPURCHASE AGREEMENTS
(Cost $8,698,583) 8,698,583
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,698,583) 8,698,583
TOTAL INVESTMENTS - 102.6%
(Cost $239,309,001) 270,072,591
OTHER ASSETS & LIABILITIES, NET -  (2.6)% (6,869,901)
NET ASSETS - 100% $ 263,202,690
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $5,671,528.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.570% dated 7/31/26 to be repurchased at $8,427,506 on 8/3/26, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 5/15/35, valued at $8,593,671.
(g) Agreement with Fixed Income Clearing Corporation, 1.060% dated 7/31/26 to be repurchased at $273,607 on 8/3/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 2/28/30, valued at $279,214.

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
Small Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 255,507,061 $ – $ 5,911 $ 255,512,972
Investments Purchased with Collateral from Securities
Lending 5,861,036 – – 5,861,036
Short-Term Investments:
Repurchase Agreements – 8,698,583 – 8,698,583
$ 261,368,097 $ 8,698,583 $ 5,911 $ 270,072,591

Portfolio of Investments July 31, 2026
Small Cap Select
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.9%
397992378 COMMON STOCKS - 97.9% 397992378
BANKS - 11.8%
55,782 Ameris Bancorp $ 4,864,748
144,513 Atlantic Union Bankshares Corp 6,131,687
91,655 Banner Corp 6,453,429
118,330 First Merchants Corp 5,104,756
162,161 Home BancShares, Inc 5,038,342
205,983 Old National Bancorp 5,487,387
43,219 Preferred Bank 4,513,792
45,409 UMB Financial Corp 6,617,454
23,824 Wintrust Financial Corp 3,800,881
TOTAL BANKS 48,012,476
CAPITAL GOODS - 13.4%
38,814 (a) AAR Corp 5,435,513
98,268 Atmus Filtration Technologies, Inc 5,073,577
15,028 EnPro, Inc 4,717,590
19,126 ESCO Technologies, Inc 6,030,237
214,581 (a) Gates Industrial Corp Ltd 6,003,976
31,950 Granite Construction, Inc 3,864,991
50,123 Herc Holdings, Inc 7,525,467
36,365 JBT Marel Corp 5,035,462
57,281 Primoris Services Corp 4,835,089
94,144 Terex Corp 5,916,009
TOTAL CAPITAL GOODS 54,437,911
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
142,760 HNI Corp 6,425,628
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 6,425,628
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.4%
59,808 Signet Jewelers Ltd 5,556,163
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,556,163
CONSUMER DURABLES & APPAREL - 2.8%
70,956 Kontoor Brands, Inc 5,941,855
116,437 Steven Madden Ltd 5,365,417
TOTAL CONSUMER DURABLES & APPAREL 11,307,272
CONSUMER SERVICES - 2.6%
8,185 Boyd Gaming Corp 696,216
57,293 Churchill Downs, Inc 4,829,800
131,847 (a) Universal Technical Institute, Inc 5,182,906
TOTAL CONSUMER SERVICES 10,708,922
ENERGY - 6.4%
116,031 Matador Resources Co 5,788,786
579,627 Patterson-UTI Energy, Inc 6,074,491
430,357 (a) ProPetro Holding Corp 4,776,963
174,559 SM Energy Co 5,676,659
75,636 Solaris Energy Infrastructure, Inc 3,888,447
TOTAL ENERGY 26,205,346
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.6%
192,089 CareTrust REIT, Inc 8,056,213
26,746 EastGroup Properties, Inc 5,590,182
130,921 STAG Industrial, Inc 5,009,037
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,655,432
FINANCIAL SERVICES - 6.3%
425,446 BGC Group, Inc, Class A 4,901,138
21,112 (a) Enova International, Inc 5,365,404
36,359 FirstCash Holdings, Inc 7,417,599
314,594 Ladder Capital Corp 3,007,519
66,200 Piper Sandler Cos 5,017,960
TOTAL FINANCIAL SERVICES 25,709,620

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO - 1.3%
232,569 Primo Brands Corp $ 5,279,316
TOTAL FOOD, BEVERAGE & TOBACCO 5,279,316
HEALTH CARE EQUIPMENT & SERVICES - 9.6%
320,757 (a) Brookdale Senior Living, Inc 4,683,052
35,300 (a) Establishment Labs Holdings, Inc 3,266,662
26,534 (a) Glaukos Corp 4,423,749
63,903 (a) HealthEquity, Inc 6,429,281
83,307 (a) Merit Medical Systems, Inc 7,081,928
126,571 (a) Omnicell, Inc 4,476,816
77,616 (a) RadNet, Inc 4,950,348
207,242 (a) SI-BONE, Inc 3,680,618
TOTAL HEALTH CARE EQUIPMENT & SERVICES 38,992,454
INSURANCE - 0.9%
10,882 Primerica, Inc 3,481,805
TOTAL INSURANCE 3,481,805
MATERIALS - 2.8%
117,212 Avient Corp 4,257,140
206,362 Chemours Co 3,427,673
56,496 Commercial Metals Co 3,882,405
TOTAL MATERIALS 11,567,218
MEDIA & ENTERTAINMENT - 3.8%
110,268 (a) IMAX Corp 5,275,221
260,918 (a) Magnite, Inc 5,035,717
98,524 (a) Ziff Davis, Inc 5,229,654
TOTAL MEDIA & ENTERTAINMENT 15,540,592
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.4%
46,345 (a) Alkermes plc 2,270,442
60,553 (a) ANI Pharmaceuticals, Inc 4,798,220
25,748 (a) Arrowhead Pharmaceuticals, Inc 2,179,568
19,825 (a) Axsome Therapeutics, Inc 4,321,652
85,204 (a) Cogent Biosciences, Inc 3,316,992
27,604 (a) Cytokinetics, Inc 2,129,096
32,439 (a) Definium Therapeutics, Inc 1,411,745
89,424 (a) Denali Therapeutics, Inc 2,058,540
43,558 (a) Edgewise Therapeutics, Inc 1,673,934
9,751 (a) Krystal Biotech, Inc 3,326,261
27,900 (a) Oruka Therapeutics, Inc 2,692,629
24,388 (a) Protagonist Therapeutics, Inc 3,332,376
16,321 (a) Spyre Therapeutics, Inc 1,604,844
111,895 (a) Trevi Therapeutics, Inc 2,042,084
10,247 (a) Twist Bioscience Corp 938,113
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 38,096,496
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
61,906 (a) Ichor Holdings Ltd 4,659,665
48,873 (a) Impinj, Inc 7,397,417
60,376 (a) SolarEdge Technologies, Inc 2,487,491
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 14,544,573
SOFTWARE & SERVICES - 5.7%
201,474 (a) Braze, Inc, Class A 5,020,732
348,115 (a) Cleanspark, Inc 4,790,062
51,198 (a) JFrog Ltd 4,085,089
81,840 (a) Q2 Holdings, Inc 4,981,601
108,519 (a) Varonis Systems, Inc 4,335,334
TOTAL SOFTWARE & SERVICES 23,212,818
TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
240,021 (a) Mirion Technologies, Inc 3,595,514
72,822 (a) nLight, Inc 5,010,154
40,379 (a) Novanta, Inc 5,756,026
32,990 (a) Viasat, Inc 2,537,921
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 16,899,615

Portfolio of Investments July 31, 2026
(continued)
Small Cap Select

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
TRANSPORTATION - 3.2%
97,942 (a) Alaska Air Group, Inc $ 4,647,348
31,017 ArcBest Corp 4,477,304
251,808 Marten Transport Ltd 3,724,240
TOTAL TRANSPORTATION 12,848,892
UTILITIES - 2.6%
72,731 Black Hills Corp 5,179,174
66,750 Spire, Inc 5,330,655
TOTAL UTILITIES 10,509,829
TOTAL COMMON STOCKS
(Cost $337,743,324) 397,992,378
TOTAL LONG-TERM INVESTMENTS
(Cost $337,743,324) 397,992,378
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.0%
8098033 REPURCHASE AGREEMENTS - 2.0% 8098033
$ 248,033 (b) Fixed Income Clearing Corporation 1 .060% 08/03/26 248,033
7,850,000 (c) Fixed Income Clearing Corporation 3 .570 08/03/26 7,850,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,098,033) 8,098,033
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,098,033) 8,098,033
TOTAL INVESTMENTS - 99.9%
(Cost $345,841,357) 406,090,411
OTHER ASSETS & LIABILITIES, NET -  0.1% 558,336
NET ASSETS - 100% $ 406,648,747
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 1.060% dated 7/31/26 to be repurchased at $248,055 on 8/3/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 2/28/30, valued at $253,169.
(c) Agreement with Fixed Income Clearing Corporation, 3.570% dated 7/31/26 to be repurchased at $7,852,335 on 8/3/26, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 5/15/35, valued at $8,007,006.

Small Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 397,992,378 $ – $ – $ 397,992,378
Short-Term Investments:
Repurchase Agreements – 8,098,033 – 8,098,033
$ 397,992,378 $ 8,098,033 $ – $ 406,090,411

Portfolio of Investments July 31, 2026
Small Cap Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
284210919 COMMON STOCKS - 99.3% 284210919
AUTOMOBILES & COMPONENTS - 1.0%
74,111 Standard Motor Products, Inc $ 2,833,264
TOTAL AUTOMOBILES & COMPONENTS 2,833,264
BANKS - 19.1%
48,668 Ameris Bancorp 4,244,336
82,711 Banner Corp 5,823,682
78,560 Cathay General Bancorp 4,964,207
142,662 ConnectOne Bancorp, Inc 4,699,286
161,707 First Commonwealth Financial Corp 3,481,552
125,697 First Merchants Corp 5,422,569
239,440 OceanFirst Financial Corp 4,623,586
247,049 Old Second Bancorp, Inc 6,247,869
48,564 Preferred Bank 5,072,024
43,827 UMB Financial Corp 6,386,909
24,132 Wintrust Financial Corp 3,850,019
TOTAL BANKS 54,816,039
CAPITAL GOODS - 9.1%
22,493 Alamo Group, Inc 3,578,186
31,415 Boise Cascade Co 2,399,478
21,922 EnerSys 4,078,588
127,840 (a) Gates Industrial Corp Ltd 3,576,963
405,942 (a) Hillman Solutions Corp 3,194,764
111,750 (a) Resideo Technologies, Inc 3,833,025
340,984 (a) Stratasys Ltd 2,666,495
44,711 Terex Corp 2,809,639
TOTAL CAPITAL GOODS 26,137,138
COMMERCIAL & PROFESSIONAL SERVICES - 4.4%
141,144 Deluxe Corp 3,651,395
51,881 Korn Ferry 4,268,250
45,055 (a) Parsons Corp 1,991,881
38,586 (a) Willdan Group, Inc 2,644,299
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 12,555,825
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.2%
7,523 Group  Automotive, Inc 2,157,371
45,387 Signet Jewelers Ltd 4,216,452
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,373,823
CONSUMER DURABLES & APPAREL - 4.5%
106,906 La-Z-Boy, Inc 4,209,958
31,210 (a) M/I Homes, Inc 4,560,718
87,816 Steven Madden Ltd 4,046,561
TOTAL CONSUMER DURABLES & APPAREL 12,817,237
CONSUMER SERVICES - 0.4%
14,661 (a) Stride, Inc 1,177,132
TOTAL CONSUMER SERVICES 1,177,132
ENERGY - 8.0%
73,203 Cactus, Inc, Class A 4,758,927
128,516 (a) CNX Resources Corp 4,600,873
193,183 Magnolia Oil & Gas Corp, Class A 4,966,735
82,720 Matador Resources Co 4,126,901
104,698 Northern Oil & Gas, Inc 2,214,363
28,226 (a) Tidewater, Inc 2,118,643
TOTAL ENERGY 22,786,442
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.9%
186,406 Apple Hospitality REIT, Inc 3,077,563
110,013 COPT Defense Properties 4,176,094
51,206 EPR Properties 3,178,356
59,796 Getty Realty Corp 2,041,436
71,015 LXP Industrial Trust 4,298,538

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
80,809 STAG Industrial, Inc $ 3,091,752
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 19,863,739
FINANCIAL SERVICES - 4.8%
308,882 Ladder Capital Corp 2,952,912
67,418 OneMain Holdings, Inc 4,219,018
57,364 Piper Sandler Cos 4,348,191
240,634 (a) Wealthfront Corp 2,283,617
TOTAL FINANCIAL SERVICES 13,803,738
FOOD, BEVERAGE & TOBACCO - 0.7%
87,499 Primo Brands Corp 1,986,227
TOTAL FOOD, BEVERAGE & TOBACCO 1,986,227
HEALTH CARE EQUIPMENT & SERVICES - 2.1%
30,117 (a) Addus HomeCare Corp 3,477,911
115,638 (a) Option Care Health, Inc 2,663,143
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,141,054
INSURANCE - 5.3%
153,938 (a) Ategrity Specialty Holdings LLC 3,697,591
78,836 CNO Financial Group, Inc 4,343,075
94,300 Hamilton Insurance Group Ltd, Class B 3,391,028
54,146 Stewart Information Services Corp 3,659,728
TOTAL INSURANCE 15,091,422
MATERIALS - 5.6%
116,314 Coeur Mining, Inc 1,734,242
66,363 Commercial Metals Co 4,560,465
35,206 (a) Knife River Corp 2,576,023
45,565 Minerals Technologies, Inc 3,473,876
22,333 Quaker Chemical Corp 3,584,893
TOTAL MATERIALS 15,929,499
MEDIA & ENTERTAINMENT - 2.6%
150,030 (a) Magnite, Inc 2,895,579
83,429 (a) Ziff Davis, Inc 4,428,411
TOTAL MEDIA & ENTERTAINMENT 7,323,990
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
90,347 (a) Alkermes plc 4,426,100
46,113 (a) ANI Pharmaceuticals, Inc 3,653,994
31,308 (a) Exelixis, Inc 1,660,263
72,220 (a) Immunovant, Inc 2,789,136
12,047 (a) Krystal Biotech, Inc 4,109,473
38,786 (a) Prestige Consumer Healthcare, Inc 1,947,833
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 18,586,799
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
12,364 (a) MaxLinear, Inc 826,163
5,121 MKS, Inc 1,523,241
25,222 (a) Synaptics, Inc 2,706,825
43,279 (a) Veeco Instruments, Inc 2,163,950
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,220,179
SOFTWARE & SERVICES - 3.7%
327,451 (a) Cleanspark, Inc 4,505,726
108,307 (a) I3 Verticals, Inc, Class A 2,280,945
62,784 (a) Q2 Holdings, Inc 3,821,662
TOTAL SOFTWARE & SERVICES 10,608,333
TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%
75,309 Crane NXT Co 3,912,302
191,752 (a) Harmonic, Inc 2,214,736
15,354 (a) Plexus Corp 3,859,074
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,986,112
TRANSPORTATION - 1.0%
78,559 Schneider National, Inc, Class B 2,807,699
TOTAL TRANSPORTATION 2,807,699

Portfolio of Investments July 31, 2026
(continued)
Small Cap Value

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES - 5.4%
65,123 Black Hills Corp $ 4,637,409
30,993 ONE Gas, Inc 2,406,606
50,309 Otter Tail Corp 4,448,322
48,496 Spire, Inc 3,872,891
TOTAL UTILITIES 15,365,228
TOTAL COMMON STOCKS
(Cost $196,995,868) 284,210,919
TOTAL LONG-TERM INVESTMENTS
(Cost $196,995,868) 284,210,919
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9%
2,550,000 REPURCHASE AGREEMENTS - 0.9% 2,550,000
$ 2,550,000 (b) Fixed Income Clearing Corporation 3 .570% 08/03/26 2,550,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,550,000) 2,550,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,550,000) 2,550,000
TOTAL INVESTMENTS - 100.2%
(Cost $199,545,868) 286,760,919
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (500,675)
NET ASSETS - 100% $ 286,260,244
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.570% dated 7/31/26 to be repurchased at $2,550,759 on 8/3/26, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 5/15/35, valued at $2,601,151.
Small Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 284,210,919 $ – $ – $ 284,210,919
Short-Term Investments:
Repurchase Agreements – 2,550,000 – 2,550,000
$ 284,210,919 $ 2,550,000 $ – $ 286,760,919

Portfolio of Investments July 31, 2026
Small/Mid Cap Growth Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
160870306 COMMON STOCKS - 99.2% 160870306
BANKS - 3.0%
21,997 Pinnacle Financial Partners, Inc $ 2,314,744
17,258 UMB Financial Corp 2,515,009
TOTAL BANKS 4,829,753
CAPITAL GOODS - 18.0%
7,552 Applied Industrial Technologies, Inc 2,607,026
14,106 (a) ATI, Inc 2,644,029
4,035 Carpenter Technology Corp 2,096,828
5,320 (a) Dycom Industries, Inc 2,133,692
7,898 ESCO Technologies, Inc 2,490,161
42,579 (a) Forgent Power Solutions, Inc, Class A 1,416,603
9,177 FTAI Aviation Ltd 1,890,462
16,132 Granite Construction, Inc 1,951,488
15,154 JBT Marel Corp 2,098,374
31,360 (a) Karman Holdings, Inc 1,509,984
12,758 (a) Modine Manufacturing Co 2,565,124
16,320 (a) Nextpower, Inc, Class A 1,466,678
19,859 Primoris Services Corp 1,676,298
4,304 (a) Sterling Infrastructure, Inc 2,568,498
TOTAL CAPITAL GOODS 29,115,245
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.5%
14,902 (a) Boot Barn Holdings, Inc 2,220,249
18,490 (a) Ollie's Bargain Outlet Holdings, Inc 1,358,460
80,694 (a) Warby Parker, Inc, Class A 2,153,723
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,732,432
CONSUMER DURABLES & APPAREL - 1.4%
5,859 Ralph Lauren Corp 2,228,412
TOTAL CONSUMER DURABLES & APPAREL 2,228,412
CONSUMER SERVICES - 3.7%
31,067 (a) Cava Group, Inc 2,026,501
26,510 Churchill Downs, Inc 2,234,793
45,791 (a) Universal Technical Institute, Inc 1,800,044
TOTAL CONSUMER SERVICES 6,061,338
ENERGY - 3.2%
24,419 Kodiak Gas Services, Inc 1,433,640
94,472 Permian Resources Holdings, Inc, Class A 2,013,198
33,775 Solaris Energy Infrastructure, Inc 1,736,373
TOTAL ENERGY 5,183,211
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
52,104 CareTrust REIT, Inc 2,185,242
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,185,242
FINANCIAL SERVICES - 8.1%
8,394 (a) Enova International, Inc 2,133,251
54,166 Equitable Holdings, Inc 2,581,010
5,231 Evercore, Inc, Class A 1,676,849
15,460 FirstCash Holdings, Inc 3,153,995
26,556 Piper Sandler Cos 2,012,945
19,822 (a) StoneX Group, Inc 1,517,770
TOTAL FINANCIAL SERVICES 13,075,820
HEALTH CARE EQUIPMENT & SERVICES - 12.8%
24,539 (a) BrightSpring Health Services, Inc 1,465,224
26,547 Encompass Health Corp 2,948,575
10,696 Ensign Group, Inc 1,905,599
11,518 (a) Glaukos Corp 1,920,281
17,942 (a) Guardant Health, Inc 2,906,425
28,200 (a) HealthEquity, Inc 2,837,202
12,549 (a) IRhythm Holdings, Inc 1,470,366
33,875 (a) Merit Medical Systems, Inc 2,879,714

Portfolio of Investments July 31, 2026
(continued)
Small/Mid Cap Growth Opportunities

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
38,265 (a) RadNet, Inc $ 2,440,542
TOTAL HEALTH CARE EQUIPMENT & SERVICES 20,773,928
INSURANCE - 1.6%
42,017 (a) Skyward Specialty Insurance Group, Inc 2,518,919
TOTAL INSURANCE 2,518,919
MATERIALS - 1.5%
28,931 (a),(b) MP Materials Corp 1,196,875
238,124 (a),(b) United States Antimony Corp 1,207,289
TOTAL MATERIALS 2,404,164
MEDIA & ENTERTAINMENT - 3.0%
52,080 (a) IMAX Corp 2,491,507
121,571 (a) Magnite, Inc 2,346,320
TOTAL MEDIA & ENTERTAINMENT 4,837,827
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.7%
28,852 (a) Alkermes plc 1,413,460
17,201 (a) Arrowhead Pharmaceuticals, Inc 1,456,065
6,764 (a) Ascendis Pharma A.S. 1,649,807
12,080 (a) Axsome Therapeutics, Inc 2,633,319
18,398 (a) Bridgebio Pharma, Inc 1,473,496
32,468 (a) Cogent Biosciences, Inc 1,263,979
25,483 (a) Ionis Pharmaceuticals, Inc 1,319,255
5,968 (a) Krystal Biotech, Inc 2,035,804
3,132 (a) Madrigal Pharmaceuticals, Inc 1,463,646
11,302 (a) Protagonist Therapeutics, Inc 1,544,305
14,625 (a) Repligen Corp 2,062,271
6,612 (a) Twist Bioscience Corp 605,329
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 18,920,736
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.4%
39,773 (a) Allegro MicroSystems, Inc 1,650,580
21,055 (a) Impinj, Inc 3,186,885
5,226 (a) MACOM Technology Solutions Holdings, Inc 1,314,026
8,273 (a) Onto Innovation, Inc 2,139,232
18,065 (a) Semtech Corp 2,128,418
3,061 (a) SiTime Corp 1,638,247
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,057,388
SOFTWARE & SERVICES - 10.8%
27,395 (a) Agilysys, Inc 2,880,858
147,224 (a) Cleanspark, Inc 2,025,802
16,831 (a) DigitalOcean Holdings, Inc 1,977,642
51,658 (a) Dynatrace, Inc 2,289,483
61,111 (a) HeartFlow, Inc 1,541,831
31,269 (a) JFrog Ltd 2,494,953
27,264 (a) ServiceTitan, Inc, Class A 2,264,548
50,946 (a) Varonis Systems, Inc 2,035,293
TOTAL SOFTWARE & SERVICES 17,510,410
TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
31,611 Cognex Corp 2,062,302
100,060 (a) Mirion Technologies, Inc 1,498,899
32,088 (a) nLight, Inc 2,207,654
15,140 (a) Novanta, Inc 2,158,207
46,539 (a) Viavi Solutions, Inc 1,719,616
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,646,678
TRANSPORTATION - 2.3%
40,476 (a) Alaska Air Group, Inc 1,920,586
9,296 (a) XPO, Inc 1,868,217
TOTAL TRANSPORTATION 3,788,803
TOTAL COMMON STOCKS
(Cost $144,225,670) 160,870,306
TOTAL LONG-TERM INVESTMENTS
(Cost $144,225,670) 160,870,306

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.5%
2,403,192 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
3.680%(d) $ 2,403,192
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,403,192) 2,403,192
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.3%
2,050,000 REPURCHASE AGREEMENTS - 1.3% 2,050,000
$ 2,050,000 (e) Fixed Income Clearing Corporation 3 .570 08/03/26 2,050,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,050,000) 2,050,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,050,000) 2,050,000
TOTAL INVESTMENTS - 102.0%
(Cost $148,678,862) 165,323,498
OTHER ASSETS & LIABILITIES, NET -  (2.0)% (3,166,058)
NET ASSETS - 100% $ 162,157,440
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $2,268,469.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.570% dated 7/31/26 to be repurchased at $2,050,610 on 8/3/26, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 5/15/35, valued at $2,091,187.
Small/Mid Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 160,870,306 $ – $ – $ 160,870,306
Investments Purchased with Collateral from Securities
Lending 2,403,192 – – 2,403,192
Short-Term Investments:
Repurchase Agreements – 2,050,000 – 2,050,000
$ 163,273,498 $ 2,050,000 $ – $ 165,323,498